Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable	$ 2,460	$ 1,916
Accrued advertising and other expenses	1,522	1,596
Accrued professional service fees	642	613
Provision for interests and penalties of taxes	1,163
Accrued rental and property management fees	148	71
Accrued staff reimbursements	55	49
Others	199	96
Total	$ 6,189	$ 4,341